Personnel Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details of personnel expenses by function:
Personnel expenses	€ 2,170	€ 2,051	€ 2,086
Details by nature:
Wages and salaries	1,753	1,667	1,698
Contributions to pension plans	44	42	43
Other social charges	38	34	31
Social security	335	308	314
Total personnel expenses	2,170	2,051	€ 2,086
Restructuring and Related Cost, Number of Position Eliminated			8.00%
Severance expense	8	14	€ 75
Cost of sales
Details of personnel expenses by function:
Personnel expenses	1,444	1,373	1,384
Details by nature:
Total personnel expenses	1,444	1,373	1,384
Research and development
Details of personnel expenses by function:
Personnel expenses	195	181	173
Details by nature:
Total personnel expenses	195	181	173
Selling, general and administration expenses
Details of personnel expenses by function:
Personnel expenses	531	497	529
Details by nature:
Total personnel expenses	€ 531	€ 497	€ 529